Pension obligations (Schedule of fair value of plan assets) - (Details) - Pension obligations [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Obligations [Line Items]
Plan assets, at fair value	$ 94.2	$ 106.0	$ 137.7
Level 1 [Member]
Pension Obligations [Line Items]
Plan assets, at fair value	0.0	35.1
Level 2 [Member]
Pension Obligations [Line Items]
Plan assets, at fair value	60.1	70.0
Level 3 [Member]
Pension Obligations [Line Items]
Plan assets, at fair value	0.0	0.0
Money market instruments [Member]
Pension Obligations [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	1.1	1.2
Money market instruments [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	1.1	1.2
Money market instruments [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	0.0	0.0
Money market instruments [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	0.0	0.0
Pooled equity funds [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	33.0	33.9
Pooled equity funds [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	33.0	33.9
Pooled equity funds [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0.0	0.0
Pooled equity funds [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0.0	0.0
Pooled fixed income funds [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	59.6	69.9
Pooled fixed income funds [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0.0	0.0
Pooled fixed income funds [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	59.6	69.9
Pooled fixed income funds [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0.0	0.0
Alternative investment funds [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0.0	0.0
Alternative investment funds [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0.0	0.0
Alternative investment funds [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0.0	0.0
Alternative investment funds [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0.0	0.0
Balanced funds [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0.5	0.1
Balanced funds [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0.0	0.0
Balanced funds [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0.5	0.1
Balanced funds [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	$ 0.0	$ 0.0